Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Shares Capital [Member]	Reserves [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 220,941,105	$ 6,505,922	$ (53,842,098)	$ 173,604,929
Balance share at Dec. 31, 2017	233,536,671
Shares issued for cash	$ 48,907,549			48,907,549
Shares issued for cash, shares	23,857,341
Share issuance costs	$ (3,089,463)			(3,089,463)
Stock options exercised	$ 3,754,710	(1,641,078)		2,113,632
Stock options exercised, shares	2,415,666
Stock options expired		(214,387)	214,387
Stock options cancelled		(9,919)	9,919
Share-based compensation		3,882,026		3,882,026
Loss for the year			(10,238,910)	(10,238,910)
Balance at Dec. 31, 2018	$ 270,513,901	8,522,564	(63,856,702)	215,179,763
Balance share at Dec. 31, 2018	259,809,678
Shares issued for cash	$ 21,045,000			21,045,000
Shares issued for cash, shares	17,250,000
Share issuance costs	$ (1,751,571)			(1,751,571)
Stock options exercised	$ 486,341	(216,991)		269,350
Stock options exercised, shares	355,000
Restricted share units vested	$ 238,869	(238,869)
Restricted share units vested, shares	113,208
Stock options expired		(579,937)	579,937
Restricted share units cancelled		(68,072)	68,072
Share-based compensation		2,837,076		2,837,076
Loss for the year			(9,719,054)	(9,719,054)
Balance at Dec. 31, 2019	$ 290,532,540	$ 10,255,771	$ (72,927,747)	$ 227,860,564
Balance share at Dec. 31, 2019	277,527,886